CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term bank deposits (i)	R$ 16,977.6	R$ 8,973.6
Current bank accounts	11,395.4	6,818.3
Cash	222.7	267.1
Net cash and cash equivalents	R$ 28,595.7	R$ 16,059.0